Borrowings and Other Financial Liabilities - Detailed Information about Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Project finance facility	$ 4,175,240	$ 4,146,601
Finance lease payable	12,057	12,518
Total borrowings and other financial liabilities	$ 4,187,297	$ 4,159,119